STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3%
Asset-Backed Certificates - 3.6%
Progress Residential, Ser. 2021-SFR1, Cl. A	1.05	4/17/2038	2,600,000	[a]	2,574,947
Progress Residential, Ser. 2021-SFR3, Cl. A	1.64	5/17/2026	2,793,431	[a]	2,840,300
Progress Residential, Ser. 2021-SFR4, Cl. A	1.56	5/17/2038	2,300,000	[a]	2,328,159
Tricon American Homes, Ser. 2020-SFR1, Cl. B	2.05	7/17/2038	2,300,000	[a]	2,342,319
				10,085,725
Commercial Mortgage Pass-Through Certificates - 7.3%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, 1 Month LIBOR +1.15%	1.24	4/15/2034	6,000,000	[a,b]	6,025,075
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.09%	1.18	10/15/2034	1,800,000	[a,b]	1,804,302
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. A, 1 Month LIBOR +1.00%	1.09	10/15/2036	2,500,000	[a,b]	2,502,835
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2021-410T, Cl. A	2.29	3/5/2042	2,900,000	[a]	3,010,080
KNDR Trust, Ser. 2021-KIND, Cl. A, 1 Month LIBOR +.95%	1.15	8/15/2026	6,900,000	[a,b]	6,908,218
				20,250,510
U.S. Government Agencies Collateralized Mortgage Obligations - 25.1%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, 1 Month LIBOR +9.90%	9.71	1/15/2041	1,114,894	[b,c]	1,420,914
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	1,473,215	[c]	1,550,728
Government National Mortgage Association, Ser. 2010-101, Cl. SH, 1 Month LIBOR +6.65%	6.56	8/16/2040	3,263,593	[b]	689,615
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	5,430,614		6,263,541
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	499,636		546,369
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,691		2,335,199
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	1,456,435		1,555,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 25.1% (continued)
Government National Mortgage Association, Ser. 2015-179, CI. DV	3.50	9/20/2041	1,400,000		1,505,213
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	397,950		422,192
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	5,342,582		5,801,669
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,328,975		6,911,246
Government National Mortgage Association, Ser. 2018-115, Cl. SJ, 1 Month LIBOR +6.20%	6.12	8/20/2048	3,630,504	[b]	482,826
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	1,280,531		1,336,972
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	6,137,973		6,606,352
Government National Mortgage Association, Ser. 2018-138, Cl. SK, 1 Month LIBOR +6.20%	6.12	10/20/2048	1,507,030	[b]	201,323
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	786,509		831,054
Government National Mortgage Association, Ser. 2018-147, Cl. SB, 1 Month LIBOR +6.20%	6.12	10/20/2048	4,737,492	[b]	722,492
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611		5,268,752
Government National Mortgage Association, Ser. 2018-164, Cl. SW, 1 Month LIBOR +6.10%	6.02	12/20/2048	10,427,391	[b]	1,415,053
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,645,778		1,788,867
Government National Mortgage Association, Ser. 2018-65, Cl. SL, 1 Month LIBOR +6.25%	6.17	5/20/2048	2,285,763	[b]	350,356
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	1,921,345		2,004,266
Government National Mortgage Association, Ser. 2019-119, Cl. IT	5.50	9/20/2049	4,990,561		744,681
Government National Mortgage Association, Ser. 2019-132, Cl. SB, 1 Month LIBOR +4.44%	4.36	10/20/2049	2,429,186	[b]	227,704
Government National Mortgage Association, Ser. 2019-140, Cl. DI	5.50	11/20/2049	2,056,819		311,330
Government National Mortgage Association, Ser. 2019-23, Cl. SB, 1 Month LIBOR +6.05%	5.97	2/20/2049	2,303,327	[b]	298,013
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	877,360		945,579

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 25.1% (continued)
Government National Mortgage Association, Ser. 2019-31, CI. AZ	5.00	3/20/2049	1,108,867		1,257,823
Government National Mortgage Association, Ser. 2019-42, CI. AB	3.25	4/20/2049	5,178,016		5,392,465
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	495,160		524,540
Government National Mortgage Association, Ser. 2019-5, Cl. SM, 1 Month LIBOR +6.10%	6.02	1/20/2049	3,766,157	[b]	528,716
Government National Mortgage Association, Ser. 2019-57, Cl. NS, 1 Month LIBOR +3.28%	3.20	5/20/2049	6,752,337	[b]	473,581
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	1,304,266		1,360,431
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		1,004,481
Government National Mortgage Association, Ser. 2019-70, Cl. AS, 1 Month LIBOR +6.15%	6.07	6/20/2049	1,663,493	[b]	173,171
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	3,121,000		3,335,260
Government National Mortgage Association, Ser. 2020-141, Cl. AI	2.50	9/20/2050	4,617,283		284,779
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	1,464,000		1,536,548
Government National Mortgage Association, Ser. 2020-162 Cl. DI	2.50	10/20/2050	4,822,644		297,711
Government National Mortgage Association, Ser. 2020-164, Cl. KI	2.50	11/20/2050	6,395,774		392,252
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR +5.00%	4.92	1/20/2050	5,692,166	[b]	457,608
Government National Mortgage Association, Ser. 2020-63, Cl. AI	4.00	5/20/2035	2,998,904		331,541
				69,889,190
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	2.98	10/25/2047	1,759,365	[c]	1,787,713
U.S. Government Agencies Mortgage-Backed - 69.7%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/2049			2,103,014	[c]	2,245,607
Federal National Mortgage Association:
4.50%, 1/1/2049			3,669,984	[c]	4,053,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 106.3% (continued)
U.S. Government Agencies Mortgage-Backed - 69.7% (continued)
Government National Mortgage Association I:
3.00%, 2/15/2050			11,612,239	12,151,144
3.50%, 9/15/2041-2/15/2048			6,276,129	6,765,123
4.00%, 10/15/2039-8/15/2045			7,541,186	8,367,297
4.50%, 4/15/2039-12/15/2047			9,640,142	10,865,463
Government National Mortgage Association II:
2.00%			43,100,000	[d] 44,145,511
2.50%, 12/20/2050-6/20/2051			41,610,714	43,315,264
3.00%, 8/20/2046-4/20/2051			19,240,504	20,223,792
3.50%, 9/20/2042-3/20/2050			31,643,113	34,118,844
4.00%, 10/20/2047			1,378,860	1,478,888
4.50%, 12/20/2039-1/20/2050			3,899,900	4,198,461
5.00%, 11/20/2048-5/20/2050			2,163,058	2,321,583
				194,250,012
Total Bonds and Notes (cost $297,489,775)			296,263,150
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 11.4%
Registered Investment Companies - 11.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $31,832,261)	0.05		31,832,261	[e] 31,832,261
Total Investments (cost $329,322,036)			117.7%	328,095,411
Liabilities, Less Cash and Receivables			(17.7%)	(49,359,749)
Net Assets			100.0%	278,735,662

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $30,336,235 or 10.88% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	10,085,725	-	10,085,725
Commercial Mortgage-Backed	-	20,250,510	-	20,250,510
Investment Companies	31,832,261	-	-	31,832,261
U.S. Government Agencies Collateralized Mortgage Obligations	-	69,889,190	-	69,889,190
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,787,713	-	1,787,713
U.S. Government Agencies Mortgage-Backed	-	194,250,012	-	194,250,012
Other Financial Instruments:
Swap Agreements ††	-	84,066	-	84,066
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(38,640,946)	-	(38,640,946)
Other Financial Instruments:
Futures ††	(380,034)	-	-	(380,034)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	130	9/21/2021	17,098,873	17,478,907	(380,034)
Gross Unrealized Depreciation				(380,034)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 3 Month LIBOR	USD Fixed at 0.44	11/23/2025	8,200,000	84,066
Gross Unrealized Appreciation				84,066

USD—United States Dollar

See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2021 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - 13.9%
U.S. Government Agencies Mortgage-Backed - 13.9%
Federal National Mortgage Association
4.00%	(20,000,000)	[a]	(21,373,309)
Government National Mortgage Association II
3.00%	(16,500,000)		(17,267,637)
Total Sale Commitments (proceeds $38,540,313)		(38,640,946)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2021 are set forth in the Statement of Swap Agreements.

At July 31, 2021, accumulated net unrealized depreciation on investments was $1,226,625, consisting of $3,587,366 gross unrealized appreciation and $4,813,991 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.